CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Jun. 30, 2025	Jun. 01, 2025	Mar. 13, 2025	Sep. 30, 2024	Apr. 24, 2024	Sep. 30, 2023
Allowance on accounts receivable	$ 80,423			$ 75,000		$ 75,000
Preferred stock, par value (in dollars per share)	$ 0.001			$ 0.001		$ 0.001
Preferred stock, shares authorized	10,000,000			10,000,000		10,000,000
Preferred stock, shares issued	0			0		0
Preferred stock, shares outstanding	0			0		0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000			200,000,000		200,000,000
Common stock, shares issued	901,500			13,755		682,926
Common stock, shares outstanding	901,500			13,755		682,926
Series A Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001			$ 0.001		$ 0.001
Preferred stock, shares authorized	10,000,000			10,000,000		10,000,000
Preferred stock, shares issued	0			0		0
Preferred stock, shares outstanding	0			0		0
Series B Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001			$ 0.001		$ 0.001
Preferred stock, shares authorized	10,000,000			10,000,000		10,000,000
Preferred stock, shares issued	0			0		0
Preferred stock, shares outstanding	0			0		0